Exploration and Evaluation Assets - Disclosure of Reduced Claims to Focus of the Core Project And to Reduce its Holding Costs (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Disclosure of exploration and corporate expenditure [line items]
Ending balance	$ 4,088	$ 5,976
Acquisition Cost [member]
Disclosure of exploration and corporate expenditure [line items]
Acquisition costs, beginning balance	2,037
Property disposition	(36)
Acquisition costs, ending balance	2,001	2,037
Exploration and evaluation assets [member]
Disclosure of exploration and corporate expenditure [line items]
Exploration costs, beginning balance	3,939	3,474
Maintenance	298	427
Property Disposition	(2,046)
Exploration cost		1
Foreign Exchange	(104)	37
Exploration costs, ending balance	2,087	3,939
AJC [member]
Disclosure of exploration and corporate expenditure [line items]
Ending balance		2,044
AJC [member] | Acquisition Cost [member]
Disclosure of exploration and corporate expenditure [line items]
Acquisition costs, beginning balance	36
Property disposition	(36)
Acquisition costs, ending balance		36
AJC [member] | Exploration and evaluation assets [member]
Disclosure of exploration and corporate expenditure [line items]
Exploration costs, beginning balance	2,008	1,860
Maintenance	38	147
Property Disposition	(2,046)
Exploration cost		1
Exploration costs, ending balance		2,008
Creston [member]
Disclosure of exploration and corporate expenditure [line items]
Ending balance	4,088	3,932
Creston [member] | Acquisition Cost [member]
Disclosure of exploration and corporate expenditure [line items]
Acquisition costs, beginning balance	2,001
Acquisition costs, ending balance	2,001	2,001
Creston [member] | Exploration and evaluation assets [member]
Disclosure of exploration and corporate expenditure [line items]
Exploration costs, beginning balance	1,931	1,614
Maintenance	260	280
Foreign Exchange	(104)	37
Exploration costs, ending balance	$ 2,087	$ 1,931